Expense Example {- FundsManager 20% Portfolio} - 02.28 VIP FundsManager Funds Investor Combo PRO-12 - FundsManager 20% Portfolio - VIP FundsManager 20% Portfolio-Investor VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 46
3 years	154
5 years	273
10 years	$ 622